UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical1) - ₪ / shares	Sep. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0	₪ 0